Total
Polen U.S. SMID Company Growth Fund
POLEN U.S. SMID COMPANY GROWTH FUND
Investment Objective
Polen U.S. SMID Company Growth Fund (the “Fund”) seeks to achieve long -term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Polen U.S. SMID Company Growth Fund		Investor Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution (Rule 12b-1) Fees		0.25%	none
Other Expenses		3.58%	3.58%
Total Annual Fund Operating Expenses		4.83%	4.58%
Fee Waiver and/or Expense Reimbursement		(3.53%)	(3.53%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.30%	1.05%
[1]	Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.30% (on an annual basis) with respect to Investor Class Shares, and 1.05% (on an annual basis) with respect to Institutional Class Shares of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2023 unless the Board of Trustees the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Polen U.S. SMID Company Growth Fund - USD ($)	1 Year	3 Years
Investor Class	132	1,136
Institutional Class	107	1,063

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period from April
1, 2021 (commencement of operations) through April
30, 2021, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund typically invests in a focused portfolio of common stocks of small and mid
-cap
companies and, under normal circumstances, the Fund invests at least 80% of its net assets in securities of U.S. issuers that are small or mid
-cap
companies. This 80% policy to invest in small and mid
-cap
companies may be changed by the Board of Trustees without shareholder approval upon 60 days’ notice to shareholders. The Adviser considers small and mid
-cap
companies for this purpose to be those companies that, at the time of purchase, are within the range of the market capitalizations of companies in the Russell 2500
®
Index. This policy does not require the Fund to sell the security of a small or mid
-cap
company if such company’s market capitalization moves outside the range of the market capitalizations of companies in the Russell 2500
®
Index; however, additional purchases of such security will be subject to the 20% limitation for securities outside of the Fund’s small and mid
-cap
company portfolio. As of April
30, 2021, the average weighted market capitalization of the issuers in the Russell 2500
®
Index was $7.68
billion.
The Adviser uses an intensive fundamental research process to identify companies that it believes have certain attractive characteristics, which typically reflect of an underlying competitive advantage. Those characteristics associated with the Fund’s growth style of investing include: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets typically with low or no net debt to total capital and (iv) competent and shareholder
-oriented
management teams. The Fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.
The Adviser believes that consistent earnings growth is the primary driver of long
-term
stock price appreciation. Accordingly, the Adviser focuses its efforts on identifying and investing in a concentrated portfolio of high
-quality
small capitalization growth companies that, in the Adviser’s opinion, are able to deliver sustainable above average earnings growth driven by a sustainable competitive advantage. The Adviser integrates material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company’s long
-term
financial sustainability.
The Fund is non
-diversified
, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.
The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long
-term
earnings growth. The Adviser may also sell a security if it is deemed to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long term basis.

Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.
•
Small
-Cap
Risk
: The risk that securities of small
-capitalization
companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Generally the smaller the company size, the greater the risk. Small
-capitalization
companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.
•
Mid
-Cap
Risk
: Mid
-cap
companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.
•
Equity Securities Risk
: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.
•
Growth Style Risk
: Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
•
Management Risk:
The risk that the investment techniques and risk analyses applied by the investment adviser, including but not limited to the Adviser’s integration of ESG factors into its research analysis, will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
•
Market Risk
: The market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses.
•
Non
-Diversification
Risk
: Because the Fund is non
-diversified
and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.
•
Sector Risk
: Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad
-based
market index or other mutual funds that are diversified across a greater number of securities and sectors.

Performance Information
The Fund’s performance is only shown in the Fund summary when the Fund has had a full calendar year of operations.